Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statement of Comprehensive Income
Net income (loss)	$ 5,521	$ 3,976	$ (12,620)
Items that will not be reclassified subsequently to the income statement
Translation adjustments	(717)	6,460	(18,128)
Retirement benefit obligations	(46)	(70)	69
Total items that will not be reclassified subsequently to the income statement, net of tax	(763)	6,390	(18,059)
Items that may be reclassified subsequently to the income statement
Translation adjustments	1,026	(3,677)	10,244
Available-for-sale financial instruments		1	1
Cash flow hedge		10	816
Net investments hedge	(95)
Transfer of realized results to net income	(11)	(78)	(369)
Total of items that may be reclassified subsequently to the income statement, net of tax	920	(3,744)	10,692
Total comprehensive income (loss)	5,678	6,622	(19,987)
Comprehensive income (loss) attributable to noncontrolling interests	13	111	(543)
Comprehensive income (loss) attributable to Vale's stockholders	5,665	6,511	(19,444)
From continuing operations	5,696	6,642	(19,550)
From discontinued operations	$ (31)	$ (131)	$ 106